Share capital, share premium and own shares (Tables)	12 Months Ended
Dec. 31, 2019
Share capital, share premium and own shares
Schedule of reconciliation of issued shares

	2019			2018
Issued shares of 5p each	Number of ordinary	Share	Share	Number of ordinary	Share	Share
fully paid	shares	capital	premium	shares	capital	premium
		$m	$m		$m	$m
Balance at 1 January	2,593,044,409	166	2,502	2,587,175,445	175	2,635
Shares issued under share-based schemes	8,115,540	—	22	5,868,964	1	22
Impact of change in presentation currency	—	6	101	—	(10)	(155)
Balance at 31 December	2,601,159,949	172	2,625	2,593,044,409	166	2,502

Summary of options outstanding under save as you earn schemes to subscribe for shares

	Number of
	shares to	Share price range
	subscribe for	from		to		Exercisable by year
31 Dec 2019	3,805,447	1,104	p	1,455	p	2025
31 Dec 2018	4,885,804	901	p	1,455	p	2024

Summary of purchases of own shares in respect of employee incentive plans

	Number	2019 share price			Number	2018 share price
	of shares	Low	High	Cost*	of shares	Low	High	Cost*
		£	£	$		£	£	$
January	75,165	14.25	14.29	1,384,926	51,555	19.18	19.40	1,378,409
February	71,044	15.00	15.18	1,390,865	55,765	17.91	18.10	1,402,089
March	68,497	15.20	16.32	1,385,182	55,623	18.25	18.54	1,432,155
April	2,638,429	15.65	16.73	54,052,710	1,664,334	16.67	17.95	40,997,710
May	73,417	16.35	16.45	1,550,109	63,334	18.91	19.38	1,636,433
June	217,800	16.20	16.36	4,484,773	181,995	18.21	18.65	4,432,511
July	60,514	17.47	17.71	1,321,427	55,888	17.68	17.86	1,308,608
August	72,671	14.86	15.21	1,318,593	60,384	18.04	18.10	1,404,285
September	73,284	14.14	14.76	1,318,767	82,612	16.95	16.98	1,829,814
October	178,359	13.78	14.24	3,148,811	148,209	15.62	16.84	3,223,238
November	75,904	13.38	13.85	1,309,146	67,162	15.95	15.96	1,382,514
December	68,573	13.07	13.13	1,178,206	73,744	13.99	14.30	1,323,949
Total	3,673,657			73,843,515	2,560,605			61,751,715

*The cost in US dollars for the shares purchased each month shown has been calculated from the share prices in pounds sterling using the monthly average exchange rate.